Share-Based Compensation (Schedule Of Assumptions Used To Calculate Estimated Fair Values Of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Weighted-average exercise price	$ 7.62		$ 6.74
Expected life (months)		[1]		[1]		[1]
Expected dividend yield
Risk-free interest rate	1.56%		2.04%		1.55%
EEPP [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Weighted-average share price	$ 8.00		$ 5.61		6.57
Weighted-average exercise price	$ 6.80		$ 4.77		5.58
Expected volatility	49.70%	[2]	63.90%	[2]	84.60%	[2]
Expected life (months)	6		6		3
Expected dividend yield
Risk-free interest rate	0.16%		0.21%		0.15%

[1]	The expected lives of options granted in 2011, as derived from the output of the binomial model, ranged from 4.8 years to 7.5 years (2010: 4.8 years to 7.5 years; 2009: 4.5 years to 7.3 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model
[2]	The expected volatility was determined based on the implied volatility of traded options on our stock